Quarterly Report
May 31, 2022
MFS®  New Discovery Fund
NDF-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 1.9%
CACI International, Inc., “A” (a)	128,827	$36,119,226
Kratos Defense & Security Solutions, Inc. (a)	723,478	10,432,553
		$46,551,779
Airlines – 0.9%
JetBlue Airways Corp. (a)	2,016,967	$21,662,226
Apparel Manufacturers – 2.3%
On Holding AG (a)	554,697	$11,454,493
Skechers USA, Inc., “A” (a)	1,140,523	44,936,606
		$56,391,099
Automotive – 2.4%
Methode Electronics, Inc.	606,984	$27,344,629
Visteon Corp. (a)	269,178	30,204,464
		$57,549,093
Biotechnology – 3.8%
Abcam PLC (a)	1,384,373	$20,532,153
Adaptive Biotechnologies Corp. (a)	560,901	4,386,246
AlloVir, Inc. (a)	533,582	2,064,962
BioAtla, Inc. (a)	339,507	818,212
BioXcel Therapeutics, Inc. (a)	290,670	3,400,839
Immunocore Holdings PLC, ADR (a)	233,584	6,622,106
Lyell Immunopharma, Inc. (a)	676,627	2,801,236
MaxCyte, Inc. (a)	1,640,630	7,563,304
Neurocrine Biosciences, Inc. (a)	149,559	13,982,271
Olink Holding AB (a)(l)	331,902	3,903,168
Oxford Nanopore Technologies PLC (a)	1,873,475	7,601,664
Prelude Therapeutics, Inc. (a)	327,699	1,376,336
Recursion Pharmaceuticals, Inc. (a)	919,677	5,628,423
Sana Biotechnology, Inc. (a)(l)	522,248	2,679,132
Twist Bioscience Corp. (a)	255,585	8,700,114
		$92,060,166
Broadcasting – 0.8%
Vivid Seats, Inc., “A” (l)	2,260,643	$20,639,671
Brokerage & Asset Managers – 5.0%
Focus Financial Partners, “A” (a)	714,131	$26,922,739
GCM Grosvenor, Inc., “A” (l)	2,116,336	17,332,792
Hamilton Lane, Inc., “A”	621,559	43,229,428
WisdomTree Investments, Inc.	5,650,495	33,620,445
		$121,105,404
Business Services – 11.6%
Endava PLC, ADR (a)	145,698	$14,699,471
EVO Payments, Inc., “A” (a)	1,633,309	37,647,773
ExlService Holdings, Inc. (a)	359,373	51,099,247
Keywords Studios PLC	1,119,468	33,037,219
Payoneer Global, Inc. (a)	3,563,605	17,853,661
Remitly Global, Inc. (a)	2,657,099	29,095,234
TaskUs, Inc., “A” (a)	978,087	24,041,379
Thoughtworks Holding, Inc. (a)	1,972,653	34,146,623
WNS (Holdings) Ltd., ADR (a)	524,213	38,146,980
		$279,767,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 3.6%
Element Solutions, Inc.	2,265,121	$48,224,426
Ingevity Corp. (a)	570,598	39,759,269
		$87,983,695
Computer Software – 9.5%
Alkami Technology, Inc. (a)	1,620,458	$22,767,435
Avalara, Inc. (a)	215,439	18,241,220
Definitive Healthcare Corp. (a)	668,436	13,067,924
DoubleVerify Holdings, Inc. (a)	959,433	21,347,384
Everbridge, Inc. (a)	335,487	13,858,968
Expensify, Inc., “A” (a)	746,743	15,786,147
nCino, Inc. (a)	327,051	10,684,756
Open Lending Corp., “A” (a)	1,832,841	24,120,188
Paycor HCM, Inc. (a)	1,514,078	37,125,193
Paylocity Holding Corp. (a)	59,276	10,365,001
Procore Technologies, Inc. (a)	420,890	19,150,495
Sabre Corp. (a)	2,932,592	22,023,766
		$228,538,477
Computer Software - Systems – 4.8%
Five9, Inc. (a)	220,722	$21,346,025
Nuvei Corp. (a)	280,785	14,443,580
Q2 Holdings, Inc. (a)	823,507	43,423,524
Rapid7, Inc. (a)	528,102	37,426,589
		$116,639,718
Construction – 2.5%
AZEK Co., Inc. (a)	2,230,737	$47,001,628
Trex Co., Inc. (a)	211,836	13,498,190
		$60,499,818
Consumer Services – 2.8%
Boyd Group Services, Inc.	202,259	$22,842,786
Bright Horizons Family Solutions, Inc. (a)	229,657	20,795,441
European Wax Center, Inc., “A”	572,533	15,172,125
F45 Training Holdings, Inc. (a)	1,326,660	8,437,558
		$67,247,910
Electrical Equipment – 4.5%
Advanced Drainage Systems, Inc.	273,096	$29,906,743
Littlefuse, Inc.	114,575	30,958,165
Sensata Technologies Holding PLC	999,138	47,988,598
		$108,853,506
Electronics – 1.8%
Advanced Energy Industries, Inc.	528,538	$43,054,705
Energy - Independent – 1.4%
Magnolia Oil & Gas Corp., “A”	1,231,538	$34,002,764
Energy - Renewables – 0.9%
Shoals Technologies Group, Inc. (a)	1,346,332	$21,002,779
Entertainment – 1.4%
Manchester United PLC, “A”	2,585,225	$32,987,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	1,050,958	$20,651,325
Oatly Group AB, ADR (a)(l)	2,066,025	8,532,683
		$29,184,008
Gaming & Lodging – 1.3%
Genius Sports Ltd. (a)	2,578,078	$7,888,919
Penn National Gaming, Inc. (a)	739,509	23,634,707
		$31,523,626
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	260,527	$12,236,953
Leisure & Toys – 2.1%
Brunswick Corp.	422,449	$31,780,838
Corsair Gaming, Inc. (a)(l)	1,123,839	18,037,616
		$49,818,454
Machinery & Tools – 1.9%
Hydrofarm Holdings Group, Inc. (a)	1,054,122	$7,262,900
Ritchie Bros. Auctioneers, Inc.	641,614	38,618,747
		$45,881,647
Medical & Health Technology & Services – 4.9%
Certara, Inc. (a)	1,895,872	$38,524,119
Guardant Health, Inc. (a)	133,553	5,473,002
HealthEquity, Inc. (a)	435,150	27,231,687
Syneos Health, Inc. (a)	647,979	47,879,168
		$119,107,976
Medical Equipment – 4.4%
Bruker BioSciences Corp.	437,266	$27,320,379
Gerresheimer AG	437,126	32,685,116
Maravai Lifesciences Holdings, Inc., “A” (a)	639,426	19,918,120
OptiNose, Inc. (a)(l)	1,188,905	2,443,200
Outset Medical, Inc. (a)	324,853	7,081,795
PROCEPT BioRobotics Corp. (a)(l)	235,181	9,200,281
Silk Road Medical, Inc. (a)	266,473	8,852,233
		$107,501,124
Other Banks & Diversified Financials – 3.9%
First Interstate BancSystem, Inc.	968,006	$36,851,988
Prosperity Bancshares, Inc.	492,281	35,690,373
United Community Bank, Inc.	685,233	21,536,873
		$94,079,234
Pharmaceuticals – 1.5%
Annexon, Inc. (a)	495,468	$1,555,770
Collegium Pharmaceutical, Inc. (a)	519,893	8,120,729
Harmony Biosciences Holdings (a)	268,337	11,699,493
SpringWorks Therapeutics, Inc. (a)	265,143	5,021,808
Turning Point Therapeutics, Inc. (a)	250,379	8,855,905
		$35,253,705
Pollution Control – 1.5%
GFL Environmental, Inc.	1,183,193	$36,170,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.9%
Big Yellow Group PLC, REIT	1,051,190	$17,842,419
Innovative Industrial Properties, Inc., REIT	115,296	15,340,133
STAG Industrial, Inc., REIT	1,084,978	36,129,767
		$69,312,319
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	1,877,489	$50,992,601
Specialty Stores – 3.8%
ACV Auctions, Inc. (a)	2,620,125	$22,113,855
Leslie's, Inc. (a)	2,184,297	42,419,048
Petco Health & Wellness Co., Inc. (a)	1,753,097	27,979,428
		$92,512,331
Trucking – 2.3%
CryoPort, Inc. (a)	716,590	$18,237,215
Knight-Swift Transportation Holdings, Inc.	558,812	27,180,616
Schneider National, Inc.	396,106	9,561,999
		$54,979,830
Total Common Stocks		$2,325,091,886
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 0.64% (v)	83,018,683	$83,018,683
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	6,185,192	$6,185,192

Other Assets, Less Liabilities – 0.1%		1,699,515
Net Assets – 100.0%		$2,415,995,276
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $83,018,683 and $2,331,277,078, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,325,091,886	$—	$—	$2,325,091,886
Mutual Funds	89,203,875	—	—	89,203,875
Total	$2,414,295,761	$—	$—	$2,414,295,761
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2022, the value of securities loaned was $10,207,682. These loans were collateralized by cash of $6,185,192 and U.S. Treasury Obligations (held by the lending agent) of $4,701,275.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$122,912,898	$692,982,068	$732,876,283	$—	$—	$83,018,683
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$109,877	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.